Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

August 25, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Active ETFs, Inc.
- AB Ultra Short Income ETF
- AB Tax-Aware Short Duration Municipal ETF
File Nos. 333-263818 and 811-23799

Dear Sir or Madam:

Filed herewith please find Pre-Effective Amendment No. 2 (the “Pre-Effective Amendment”) under the Securities Act of 1933 to the Registration Statement on Form N-1A of AB Active ETFs, Inc. (the “Corporation”), which was filed with the Securities and Exchange Commission on May 10, 2022, and amended by the pre-effective amendment filed on July 20, 2022 ( “Pre-Effective Amendment 1”), for the purpose of registering the Corporation and its series called AB Ultra Short Income ETF and AB Tax-Aware Short Duration Municipal ETF (formerly, AB Tax-Aware Short Duration ETF). This Correspondence and the Pre-Effective Amendment respond to comments from SEC Staff delivered by telephone on August 11, 2022, and August 12, 2022. This Pre-Effective Amendment is marked in accordance with Rule 310 of Regulation S-T to show changes from Pre-Effective Amendment 1.

Please direct any comments or questions to Paul M. Miller, Alexandra K. Alberstadt, Lancelot A. King or the undersigned at (202) 737-8833.

Sincerely,

/s/ Lauren A. Michnick
Lauren A. Michnick